Borrowings	12 Months Ended
Dec. 31, 2025
Borrowings [Abstract]
Borrowings
9.	Borrowings

During the year ended December 31, 2025, the Company has obtained finance from an acquaintance of the controlling shareholder. The amount was not collateralized, interest free and repayable on demand.